Finance Costs, Net	12 Months Ended
Sep. 30, 2023
Finance Costs, Net [Abstract]
Finance costs, net

24.    Finance costs, net

		As restated (note 2)	As restated (note 2)
	Year ended September 30,
	2023 $	2022 $	2021 $
Finance income
Interest income	(223,594)	(40,251)	(3,454)
Gain on debt modification (note 14c)	(4,332,173)	—	—
Gain on debt settlement (note 14e)	(1,605,561)	—	—
Premium and discount amortization	—	—	—
	(6,161,328)	(40,251)	(3,454)
Finance costs
Interest expense on term loan (note 14c)	2,016,587	1,830,360	1,225,861
Interest expense on lease liabilities (note 10)	401,229	551,291	303,390
Interest expense on credit facility (note 14b)	4,843,390	3,630,814	974,903
Interest expense on convertible notes (note 14a)	1,067,932	—	—
Interest expense on bridge loans (note 14d)	138,347	—	—
Interest expense on other loan (note 14e)	160,413	274,263	319,258
Issuance and modification costs of convertible loans	—	124,717	124,022
Transaction costs related to company refinancing (note 14a)	350,000	—	—
Net loss on debt extinguishments	—	454,092	458,593
Accretion and remeasurement of government grant liability (note 15)	74,335	(78,567)	567,942
Bank charges	64,166	91,840	81,261
	9,116,399	6,878,810	4,055,230
		As restated (note 2)	As restated (note 2)
	Year ended September 30,
	2023 $	2022 $	2021 $
Loss (gain) on revaluation of instruments carried at fair value
Conversion option	21,100	—	—
Convertible loans	—	(6,089,300)	17,813,766
Credit facility	—	225,105	1,700,923
Derivative warrant liability	—	—	66,613
Contingent consideration payable	—	(1,265,043)	(5,700,260)
	21,100	(7,129,238)	13,881,042

Capitalized borrowing costs (note 11)	(3,898,829)	(6,994,197)	(6,304,340)
Foreign exchange loss (gain)	224,057	(2,749,505)	67,083
Finance costs, net	(698,601)	(10,034,381)	11,695,561